Description of Organization and Business Operations (Detail) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 19, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Description of Organization and Business Operations (Textual)
Initial public offering amount					$ 58,770,000	$ 33,670,000
Apex Technology Acquisition Corp [Member]
Description of Organization and Business Operations (Textual)
Unit per share (in Dollars per share)		$ 0.20			$ 0.20
Gross proceeds		$ 8,100,000			$ 8,100,000
Offering costs	$ 19,806,442				19,806,442
Underwriting fees	6,100,000				6,100,000
Deferred underwriting fees	13,150,000	$ 13,150,000			13,150,000
Other offering costs	$ 556,442				$ 556,442
Initial public offering amount			$ (5,109,690)	$ 25,000
Business combination, description					The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the assets held in the Trust Account (excluding the deferred underwriting commissions and taxes payable on interest earned on the Trust Account) at the time of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.
Price per share (in Dollars per share)		$ 10.00			$ 10.00
Net tangible assets					$ 5,000,001
Public share price (in Dollars per share)		$ 10.00			$ 10.00
Percentage of public shares		15.00%			15.00%
Percentage of redeem public shares		100.00%			100.00%
Business combination redemption, description					If the Company seeks stockholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Amended and Restated Certificate of Incorporation provides that a public stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a "group" (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the "Exchange Act")), will be restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the Public Shares, without the prior consent of the Company.
Dissolution expenses		$ 100,000			$ 100,000
Trust account, description		(i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets.			The Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets.
Net tangible assets		$ 5,000,001
Initial Public Offering [Member] | Apex Technology Acquisition Corp [Member]
Description of Organization and Business Operations (Textual)
Number of units (in Shares)	35,000,000
Unit per share (in Dollars per share)		$ 10.00			$ 10.00
Initial public offering amount	$ 350,000,000
Business combination, description	The Investment Company Act of 1940, as amended (the "Investment Company Act"), with a maturity of 180 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of (i) the completion of a Business Combination and (ii) the distribution of the Trust Account, as described below.
Price per share (in Dollars per share)	$ 10.00
Over-Allotment Option [Member] | Apex Technology Acquisition Corp [Member]
Description of Organization and Business Operations (Textual)
Number of units (in Shares)	4,500,000
Unit per share (in Dollars per share)	$ 10.00
Gross proceeds	$ 350,000,000
Private Placement Warrants [Member] | Apex Technology Acquisition Corp [Member]
Description of Organization and Business Operations (Textual)
Number of units (in Shares)	810,000	810,000		810,000	810,000
Unit per share (in Dollars per share)	$ 10.00	$ 10.00			$ 10.00
Underwriters [Member] | Apex Technology Acquisition Corp [Member]
Description of Organization and Business Operations (Textual)
Gross proceeds	$ 8,100,000				$ 8,100,000